Nature and continuance of operations	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Nature and continuance of operations [Text Block]
1.	Nature and continuance of operations

Giga Metals Corporation (the “Company”) was incorporated on January 17, 1983, under the laws of the province of British Columbia, Canada, and its principal activity is the acquisition and exploration of mineral properties in Canada. On August 28, 2017, the Company changed its name to Giga Metals Corporation from Hard Creek Nickel Corporation. The Company’s common shares are listed for trading on the TSX Venture Exchange (“TSXV”) under the symbol “GIGA”.

The head office, principal address and records office of the Company are located at 700 West Pender Street, Suite 203, Vancouver, British Columbia, Canada, V6C 1G8. The Company’s registered address is 885 West Georgia Street, Suite 800, Vancouver, British Columbia, Canada, V6C 3H1.

These consolidated financial statements have been prepared on the assumption that the Company and its subsidiary will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As at December 31, 2017, the Company had working capital of $4,313,682 but the Company had not advanced its mineral properties to commercial production. The Company’s continuation as a going concern is dependent upon the successful results from its mineral property exploration activities and its ability to attain profitable operations and generate funds there from and/or raise equity capital or borrowings sufficient to meet current and future obligations. Management intends to finance operating costs over the next twelve months using existing cash.